Leases	6 Months Ended
Apr. 30, 2023
Leases [Abstract]
LEASES

NOTE 12 – LEASES

The Company has one operating leases for its corporate office and retail store. The current lease agreement was signed to cover the lease for the period from August 1, 2021 to July 31, 2026. The Company does not expect to receive the subsidy from PRC government as the Company may not meets the requirement of paying RMB 20 million in income taxes to the government, therefore the specific deferred government subsidy was not recognized.

Operating lease right-of-use assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in PRC which is approximately 4.75%.

Operating lease expenses of office and retail store were $83,306 and $97,191 for the six months ended April 30, 2023 and 2022, respectively.

The Company has three operating leases for multiple vehicles. The leases have different leasing periods which are from June 1, 2022 to June 30, 2025. The discount rate used to calculate present value is incremental borrowing rate or, if available, the rate implicit in the lease. The Company determines the incremental borrowing rate for each lease based primarily on its lease term in PRC which is approximately 4.45%. The Company subleases vehicles to third party and recognizes revenues over time which is ratably on a monthly basis over the lease period according to the lease agreement.

Operating lease cost for the subleases of vehicles were $22,996 and $nil for the six months ended April 30, 2023 and 2022, respectively.

The components of lease expense and supplemental cash flow information related to leases for the period are as follows:

Six Months Ended
April 30, 2023
Lease Cost
Operating lease cost (included in general and administrative expenses and cost in the Company’s statement of operations)	$106,302

Other Information
Cash paid for amounts included in the measurement of lease liabilities	$25,985
Weighted average remaining lease term – operating leases (in years)	3.12
Average discount rate – operating lease	4.75%

The supplemental balance sheet information related to leases is as follows:

	April 30,	October 31,
	2023	2022
Operating leases
Right-of-use assets	$649,773	$725,903

Operating lease liabilities	$783,003	$768,185

The undiscounted future minimum lease payment schedule as follows:

For the fiscal years ended October 31,	Amounts
2023 (six months from May 1, 2023 to October 31, 2023)	388,496
2024	225,779
2025	202,733
Total	817,008